August 29, 2024

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic

Equity Fund, each a series of Managed Account Series

Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A

(Securities Act File No. 333-124463, Investment Company Act File No. 811-21763)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managed Account Series (the “Registrant”), on behalf of its series BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic Equity Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on August 28, 2024.

Sincerely, Managed Account Series /s/ Janey Ahn Janey Ahn Secretary of the Registrant